A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:      206-232-1196

Jeffrey Riedler

Assistant Director

Division of Corporate Finance

United States Securities and Exchange Commission

Washington, D.C. 20549

Dear Mr. Riedler,

On behalf of Stellar Biotechnologies, Inc., we hereby submit Stellar's amended Form 20-F Registration Statement and related exhibits and correspondence via EDGAR.  The Company is also requesting confidential treatment of certain exhibits to this registration statement. Paper copies of these exhibits are being sent to The Secretary separately pursuant to Rule 24b-2.

To respond to this filing, please contact me at the numbers listed above or Frank Oakes, President and CEO of Stellar, by phone at (805) 488-2147 or by fax at (805) 488-1278

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates